Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Liquidity and Going Concern [Abstract]
Net current liabilities	$ 837,491
Loss before income taxes	(2,453,564)	$ 1,315,779	$ (1,024,383)
Cash outflow for operating activities	(1,267,366)	1,265,009	(676,224)
Cash outflow for investing activities	$ (1,217,783)	$ (771,738)	$ (9,546)